Loss Per Share - Disclosure of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Mar. 29, 2023	Mar. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Loss for the year attributable to owners of the Company for the purpose of calculating basic and diluted loss per share			$ (53,858)	$ (172,601)	$ (240,811)
Weighted average number of ordinary shares used in calculating basic earnings per share	3,909		1,020	744	285
Weighted average number of ordinary shares used in calculating diluted earnings per share	3,909		1,020	744	285
Total basic earnings (loss) per share		$ (61.6)	$ (52.8)	$ (231.99)	$ (844.95)
Total diluted earnings (loss) per share		$ (61.6)	$ (52.8)	$ (231.99)	$ (844.95)